Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net (Loss) Income	$ (929,917)	$ (372,848)	$ (376,860)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	61,257	89,441	124,031
Amortization of right-of-use assets	82,186	235,161	222,758
Loss (gain) from disposal of property and equipment	774	534	(2,195)
Provision for doubtful accounts	128,948	128,929	446,452
Loss from long-term investments	15,388
Interest income	(46,914)	(48,009)	(48,357)
Deferred tax expense	103,970	9	94,498
Changes in operating assets and liabilities:
Accounts receivable	(271,014)	159,161	(733,684)
Other receivable	115,438	(773,358)	37,876
Other current assets	14,232	133	(29,767)
Deferred revenue	(624,894)	(173,469)	(190,505)
Taxes payable	(6,296)	48,891	(96,023)
Other payable	(67,357)	46,303	57,253
Operating lease liabilities	(63,092)	(234,872)	(252,785)
Accounts payable and accrued expenses	95,714	(71,598)	(20,002)
Net cash (used in) provided by operating activities	(1,391,577)	(965,592)	(767,310)
Cash flows from investing activities:
Purchase of property and equipment	(50,794)	(10,876)	(95,020)
Proceeds from loans to third parties	4,562,153
Proceeds from disposal of property and equipment		249	3,106
Payments made for loans to third parties	(4,533,991)
Purchase of long-term investment			(139,526)
Net cash (used in) provided by investing activities	(22,632)	(10,627)	(231,440)
Cash flows from financing activities:
Advance from related parties	20,017	64,083
Repayment to related parties	(144,914)	(15,939)
Proceeds from issuance of class A shares		14,880
Net cash provided by financing activities	(124,897)	63,024
Effect of exchange (loss) gain on cash	432,003	(1,121)	(523,005)
Net increase (decrease) in cash	(1,107,103)	(914,316)	(1,521,755)
Cash at beginning of the year	10,131,392	11,045,708	12,567,463
Cash at end of the year	9,024,289	10,131,392	11,045,708
Supplemental cash flow information
Cash paid for income taxes	15,228	55,554	34,327
Non-cash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 110,498	$ 34,420	$ 203,714